Prospectus Investor Class [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Prospectus-Investor Class | Payden California Municipal Social Impact Fund | Payden California Municipal Social Impact Fund (Investor Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0